Earnings per Share	12 Months Ended
Dec. 31, 2017
Earnings per Share
Earnings per Share

(11) Earnings per Share

Earnings per Share

€ millions, unless otherwise stated	2017	2016	2015
Profit attributable to equity holders of SAP SE	4,018	3,646	3,064
Issued ordinary shares1)	1,229	1,229	1,229
Effect of treasury shares1)	–31	–30	–32
Weighted average shares outstanding, basic1)	1,197	1,198	1,197
Dilutive effect of share-based payments1)	1	1	2
Weighted average shares outstanding, diluted1)	1,198	1,199	1,198
Earnings per share, basic, attributable to equity holders of SAP SE (in €)	3.36	3.04	2.56
Earnings per share, diluted, attributable to equity holders of SAP SE (in €)	3.35	3.04	2.56

1) Number of shares in millions